ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Clarion Real Estate Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated July 13, 2011

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus,

Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus,

 And Service 2 Class (“Class S2”) Prospectus

On or about July 1, 2011, ING Groep N.V., the indirect parent of ING Investments, LLC (“ING Investments”), the investment adviser for ING Clarion Global Real Estate Portfolio, and Directed Services LLC (“DSL”), the investment adviser for ING Clarion Real Estate Portfolio, completed a transaction in which it sold ING Clarion Real Estate Securities LLC (“Clarion”), the Portfolios’ sub-adviser, to CB Richard Ellis Group, Inc. (“CBRE”) as part of a larger transaction wherein CBRE acquired the real estate investment business of ING Groep N.V., including Clarion (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolios’ shareholders approved a new sub-advisory agreement between ING Investments and CBRE Clarion for ING Clarion Global Real Estate Portfolio, and a new sub-advisory agreement between DSL and CBRE Clarion for ING Clarion Real Estate Portfolio, each of which became effective on or about July 1, 2011. Each new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Portfolios’ previous sub-advisory agreements with Clarion.  The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction.  In addition, on June 14, 2011, ING Clarion Real Estate Portfolio’s shareholders approved a new investment advisory agreement with DSL to reflect the unbundling of the Portfolio’s unified fee structure into its advisory, administrative, and “other” expense components.  The new investment advisory agreement became effective on or about July 1, 2011.

Neither of the Portfolios’ investment objectives or principal investment strategies changed as a result of the Transaction.

Effective immediately, the Portfolios’ Prospectuses are revised as follows:

ING Clarion Real Estate Portfolio

1.             The last sentence of the section entitled “Fees and Expenses of the Portfolio” found in the summary section of the Portfolio’s Prospectuses is hereby deleted in its entirety.

2.             The table and footnotes entitled “Annual Portfolio Operating Expenses” of the section entitled “Fees and Expenses of the Portfolio” found in the summary section of the Portfolio’s Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%

Class	ADV
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.63%
Waivers and Reimbursements(2)	(0.42)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.21%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.25% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.88%
Waivers and Reimbursements(2)	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.61%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Waivers and Reimbursements(2)	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.86%

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(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.38%
Waivers and Reimbursements(2)	(0.37)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.01%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

3.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the summary section of the Portfolio’s Prospectuses is hereby deleted in their entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$123	434	809	1,864

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$62	230	437	1,037

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$88	308	573	1,329

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$103	366	687	1,595

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ING Clarion Real Estate Portfolio and ING Clarion Global Real Estate Portfolio

4.             The subsection entitled “Portfolio Management — Sub-Adviser” of the summary section of the Portfolios’ Prospectuses is hereby deleted and replaced with the following:

Sub-Adviser

CBRE Clarion Securities LLC

5.             The subsection entitled “Management of the Portfolios — ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio” of the Portfolios’ Prospectuses is hereby deleted and replaced with the following:

ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio

CBRE Clarion Securities LLC

CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities LLC) (“CBRE Clarion” or “Sub-Adviser”), founded in 1969, is a Delaware limited liability company and is registered with the SEC as an investment adviser. CBRE Clarion is a unit of CBRE Global Investors, the independently-operated real estate investment management business of CB Richard Ellis Group, Inc., (“CBRE”) a Fortune 500 and S&P 500 company headquartered in Los Angeles, CA. CBRE Clarion is in the business of providing investment advice to institutional and individual client accounts.  The principal address of CBRE Clarion is 201 King of Prussia Road, Suite 600, Radnor, PA 19087.  As of June 30, 2011, CBRE had approximately $21.1 billion in assets under management.

CBRE Clarion is an indirect majority owned subsidiary of CBRE.  Prior to July 1, 2011, CBRE Clarion was owned by ING Groep N.V., the indirect parent of ING Investments, the investment adviser for ING Clarion Global Real Estate Portfolio, and DSL, the investment adviser for ING Clarion Real Estate Portfolio.

Neither of the Portfolios’ investment objectives or principal investment strategies changed as a result of the transaction in which CBRE acquired CBRE Clarion.

ING Clarion Global Real Estate Portfolio

The following individuals are jointly responsible for the day-to-day management of ING Clarion Global Real Estate Portfolio.

Steven D. Burton, Managing Director and Co-Chief Investment Officer, is a member of CBRE Clarion’s Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined CBRE Clarion in 1995.

T. Ritson Ferguson, Managing Director and Co-Chief Investment Officer.  Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1991.

Joseph P. Smith, Managing Director and Co-Chief Investment Officer, is a member of the Investment Policy Committee. Mr. Smith joined CBRE Clarion in 1997.

4

ING Clarion Real Estate Portfolio

The following individuals are jointly responsible for the day-to-day management of ING Clarion Real Estate Portfolio.

T. Ritson Ferguson, Managing Director and Co-Chief Investment Officer. Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1991.

Joseph P. Smith, Managing Director and Co-Chief Investment Officer, is a member of the Investment Policy Committee. Mr. Smith joined CBRE Clarion in 1997.

6.             The first paragraph of the subsection entitled “Management of the Portfolios — The Administrator” of the Portfolios’ Prospectuses is deleted and replaced with the following:

The Trust pays a management fee to DSL for its services. The management fee paid to DSL by the Trust is distinct because the Trust has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Clarion Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING Pioneer Equity Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio) including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses.

7.             The third paragraph of the subsection entitled “Management of the Portfolios — The Administrator” of the Portfolios’ Prospectuses is deleted and replaced with the following:

Pursuant to an Administrative Services Agreement with the Trust, the Administrator receives an annual administrative services fee equal to 0.10% of the average daily net assets for ING BlackRock Inflation Protected Bond Portfolio, ING Clarion Global Real Estate Portfolio, ING Clarion Real Estate Portfolio, ING Franklin Income Portfolio, ING Goldman Sachs Commodity Strategy Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Morgan Stanley Global Tactical Allocation Portfolio, ING Pioneer Equity Income Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio.

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5

ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Clarion Real Estate Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated July 13, 2011

to the Portfolios’ Current Statement of Additional Information (“SAI”)

On or about July 1, 2011, ING Groep N.V., the indirect parent of ING Investments, LLC (“ING Investments”), the investment adviser for ING Clarion Global Real Estate Portfolio, and Directed Services LLC (“DSL”), the investment adviser for ING Clarion Real Estate Portfolio, completed a transaction in which it sold ING Clarion Real Estate Securities LLC (“Clarion”), the Portfolios’ sub-adviser, to CB Richard Ellis Group, Inc. (“CBRE”) as part of a larger transaction wherein CBRE acquired the real estate investment business of ING Groep N.V., including Clarion (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolios’ shareholders approved a new sub-advisory agreement between ING Investments and CBRE Clarion for ING Clarion Global Real Estate Portfolio, and a new sub-advisory agreement between DSL and CBRE Clarion for ING Clarion Real Estate Portfolio, each of which became effective on or about July 1, 2011. Each new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Portfolios’ previous sub-advisory agreements with Clarion.  The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction. In addition, on June 14, 2011, ING Clarion Real Estate Portfolio’s shareholders approved a new investment advisory agreement with DSL to reflect the unbundling of the Portfolio’s unified fee structure into its advisory, administrative, and “other” expense components.  The new investment advisory agreement became effective on or about July 1, 1011.

Neither of the Portfolios’ investment objectives or principal investment strategies changed as a result of the Transaction.

Effective immediately, the Portfolios’ SAI is revised as follows:

1.             All references to “ING Clarion Real Estate Securities LLC” and “ING CRES” in the Portfolios’ SAI are hereby deleted and replaced with “CBRE Clarion Securities LLC” and “CBRE Clarion,” respectively.

2.             The second, third, and fourth paragraphs under the subsection entitled “Advisers — ING Investments” found on page 122 of the Portfolios’ SAI are hereby deleted and replaced with the following:

One Sub-Adviser of the Trust, ING Investment Management Co., is an affiliate of the Advisers through their common ownership by ING Groep.  ING Investments serves as the Adviser for Clarion Global Real Estate Portfolio. DSL serves as the Adviser for all other Portfolios.

In addition, DSL has entered into an Amended and Restated Administrative Services Sub-Contract (“Sub-Contract”) with one of its affiliates, ING Funds Services, LLC (“ING Funds Services”), effective January 2, 2003 as amended and restated, for all of the Portfolios except BlackRock Inflation Protected Bond, Clarion Global Real Estate, Clarion Real Estate, Franklin Income, Goldman Sachs Commodity Strategy, Large Cap Growth, Large Cap Value, MFS Utilities, and T. Rowe Price International Stock Portfolios.  ING Funds Services is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.  Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSL under the Investment Advisory Agreements to the Trust on DSL’s behalf.  Under the Sub-Contract, ING Funds Services is compensated by DSL a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of BlackRock Inflation Protected Bond, Clarion Global Real Estate, Clarion Real Estate, Franklin Income, Goldman Sachs Commodity Strategy, Large Cap Growth, Large Cap Value, MFS Utilities, and T. Rowe Price International Stock Portfolios.  Please see the “Administration” section of this SAI for an explanation of ING Funds Services’ responsibilities regarding those Portfolios.

3.             The subsection entitled “Advisers — Advisory Fees” beginning on page 124 of the Portfolios’ SAI is revised as follows:

a.             The first paragraph of the section is hereby deleted and replaced with the following:

As compensation for their services under the Investment Advisory Agreements, each Portfolio pays its respective Adviser, a monthly “unified” fee (except BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Franklin Income Portfolio, Goldman Sachs Commodity Strategy Portfolio, Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Pioneer Equity Income Portfolio, Morgan Stanley Global Tactical Asset Allocation Portfolio, and Wells Fargo Small Cap Disciplined Portfolio on behalf of which the Trust pays the Advisers and the Administrator separately in a traditional fee structure.) This fee is paid monthly, expressed as an annual rate and in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

b.             The line item for Clarion Real Estate; Global Resources; T. Rowe Price Capital Appreciation; T. Rowe Price Equity Income; and Van Kampen Growth and Income in the table included in this subsection is deleted in its entirety and replaced with the following:

Portfolio	Annual Advisory Fees
Clarion Real Estate Portfolio(1)

0.750% on the first $200 million of the Portfolio’s average daily net assets;

0.700% on the next $550 million of the Portfolio’s average daily net assets; and

0.650% on the Portfolio’s average daily net assets in excess of $750 million.

Global Resources; T. Rowe Price Capital Appreciation; T. Rowe Price Equity Income; and Van Kampen Growth and Income(2)

0.750% on the first $750 million of the combined average daily net assets of the Portfolios;

0.700% on the next $1.25 billion of the combined average daily net assets of the Portfolios;

0.650% on the next $1.5 billion of the combined average daily net assets of the Portfolios; and

0.600% of the Portfolios’ combined average daily net assets in excess of $3.5 billion.

4.             The section entitled “Advisory Fees Waived or Recouped” beginning on page 192 of the Portfolios’ SAI is hereby amended as follows:

a.             The following line item is added to the table:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Real Estate	1.25%	0.65%	0.90%	1.05%

b.             The last paragraph of the section is hereby deleted and replaced with the following:

The expense limitation agreements for each of the above listed Portfolios provide that the expense limitations shall continue until May 1, 2012 (except for Clarion Real Estate Portfolio, Core Growth and Income Portfolio, and MFS Utilities Portfolio). The expense limitation agreement for Clarion Real Estate Portfolio provides that the expense limitations shall continue until May 1, 2014. The expense limitation agreement for Core Growth and Income Portfolio provides that the expense limitations shall continue until May 1, 2013. The expense limitation agreement for MFS Utilities Portfolio provides that the expense limitations shall continue until May 2, 2012. These Portfolios’ expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement.  The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior notice to the respective Advisers at their principal place of business.

5.             The first sentence of the first paragraph of the section entitled “Administrator” beginning on page 193 of the Portfolios’ SAI is hereby deleted and replaced with the following:

ING Funds Services, LLC (“Administrator”), an affiliate of the Advisers, serves as Administrator for BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Clarion Real Estate Portfolio, Franklin Income Portfolio, Goldman Sachs Commodity Strategy Portfolio, T. Rowe Price International Stock Portfolio, MFS Utilities Portfolio, Large Cap Growth Portfolio, and Large Cap Value Portfolio, (“Administrator Portfolios”), pursuant to the administration agreement with the Trust (“Administrative Services Agreement”).

6.             The subsection entitled “Other Information about Portfolio Managers — Clarion Global Real Estate Portfolio — Compensation Structure of Portfolio Managers” of the Portfolios’ SAI is hereby deleted and replaced with the following:

Compensation Structure of Portfolio Managers

Senior management of CBRE Clarion, including the portfolio managers primarily responsible for the Fund, owns approximately 23% of the firm on a fully-diluted basis.  Ownership entitles senior management to an increasing share of the firm’s profits over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.

There are three components of compensation for CBRE Clarion portfolio managers—base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. CBRE Clarion portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Portfolio. With respect to the Portfolio, such benchmarks include the FTSE

EPRA/NAREIT Developed Index and the S&P Developed Property Index. Compensation is not based on the level of Portfolio assets.

7.             The subsection entitled “Other Information about Portfolio Managers — Clarion Real Estate Portfolio — Compensation Structure of Portfolio Managers” of the Portfolios’ SAI is hereby deleted and replaced with the following:

Senior management of CBRE Clarion, including the portfolio managers primarily responsible for the Fund, owns approximately 23% of the firm on a fully-diluted basis.  Ownership entitles senior management to an increasing share of the firm’s profits over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.

There are three components of compensation for CBRE Clarion portfolio managers—base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. CBRE Clarion portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Portfolio. With respect to the Portfolio, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index. Compensation is not based on the level of Portfolio assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE